The table below shows a summary of the contractual situation of the municipalities served: (Details) R$ in Thousands, Municipalities in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Municipalities	Dec. 31, 2020 BRL (R$) Municipalities
IfrsStatementLineItems [Line Items]
Total municipalities that have already signed contracts | Municipalities		342
Balance – intangible and contract assets		R$ 39,440,568
Percentage of intangible and contract assets		93.08%
Revenue from sanitation services (excluding construction revenue)		R$ 14,406,803
Percentage of revenue from sanitation services (excluding construction revenue)		95.05%
Municipalities with expired contracts: | Municipalities		8
Balance – intangible and contract assets		R$ 264,931
Percentage of intangible and contract assets		0.63%
Revenue from sanitation services (excluding construction revenue)		R$ 39,088
Percentage of revenue from sanitation services (excluding construction revenue)		0.26%
Municipalities with concession agreements due by 2030: | Municipalities		25
Balance – intangible and contract assets		R$ 1,436,529
Percentage of intangible and contract assets		3.39%
Revenue from sanitation services (excluding construction revenue)		R$ 597,483
Percentage of revenue from sanitation services (excluding construction revenue)		3.94%
Municipality of São Paulo:
Percentage of intangible and contract assets		37.94%
Percentage of revenue from sanitation services (excluding construction revenue)		44.58%
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Total municipalities that have already signed contracts | Municipalities	342
Balance – intangible and contract assets	R$ 42,260,091
Percentage of intangible and contract assets	93.80%
Revenue from sanitation services (excluding construction revenue)	R$ 15,490,808
Percentage of revenue from sanitation services (excluding construction revenue)	95.01%
Municipalities with expired contracts: | Municipalities	8
Balance – intangible and contract assets	R$ 214,329
Percentage of intangible and contract assets	0.48%
Revenue from sanitation services (excluding construction revenue)	R$ 41,194
Percentage of revenue from sanitation services (excluding construction revenue)	0.25%
Municipalities with concession agreements due by 2030: | Municipalities	25
Balance – intangible and contract assets	R$ 1,127,920
Percentage of intangible and contract assets	2.50%
Revenue from sanitation services (excluding construction revenue)	R$ 653,408
Percentage of revenue from sanitation services (excluding construction revenue)	4.01%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.11%
Percentage of revenue from sanitation services (excluding construction revenue)	44.45%